SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Due from related parties			$ 26,364
Due to related parties	$ 571,030	565,675	683,981
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			26,364
Due to related parties	571,030	565,675
Mr. Deqin Ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties			26,364
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member]
Related Party Transaction [Line Items]
Due to related parties		389,051	344,218
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	361,026	389,051
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		508	1,157
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	931	508
Ms Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,316	2,518
Ms Huagen Li [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	2,329	2,316
Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,342	944
Guodong Jia [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	3,508	2,342
Minghua Cheng [Member] | Former Director and Majority Shareholder [Member]
Related Party Transaction [Line Items]
Due to related parties			157,353
Mr. Hongwei Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		16	17
Mr. Hongwei Ye [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	16	16
Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		1,290	6,924
Anping Chen [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	2,601	1,290
Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		3,678	787
Jiangwei Jia [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	5,307	3,678
Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties			6,020
Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due to related parties		64,924	70,745
Yuwen Li [Member] | Vice President [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	80,068	64,924
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties		86,842	93,298
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	87,350	86,842
Chunxiang Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		998
Chunxiang Zhang [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	2,175	998
Meng Xue [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		5,449
Meng Xue [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	6,867	5,449
Shuqin Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		1,358
Shuqin Chen [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	3,306	1,358
Zhipeng Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		59
Zhipeng Zuo [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		59
Deqin ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		724
Deqin ke [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	728	724
Aisheng Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,320
Aisheng Zhang [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	9,549	2,320
Mr. Zhihua Liao [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		3,800
Mr. Zhihua Liao [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	4,789	$ 3,800
Ms. Lihua Li [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 480